Matthews Emerging Markets Sustainable Future Active ETF	September 30, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 99.3%

	Shares	Value

CHINA/HONG KONG: 42.7%
JD Health International, Inc.[b,c,d]	13,500	$69,983
Full Truck Alliance Co., Ltd. ADR[c]	9,100	64,064
Meituan Class Bb,c,d	4,100	59,994
Legend Biotech Corp. ADR[c]	863	57,968
Hong Kong Exchanges & Clearing, Ltd.	1,500	56,040
Airtac International Group	1,000	30,328
Contemporary Amperex Technology Co., Ltd. A Shares	900	25,080
Zhihu, Inc. ADR[c]	22,906	23,822
Lam Research Corp.	37	23,190
Medlive Technology Co., Ltd.[b,d]	21,500	21,715
Flat Glass Group Co., Ltd. H Shares	8,000	17,978
Ginlong Technologies Co., Ltd. A Shares	1,500	16,164
Wuxi Biologics Cayman, Inc.[b,c,d]	2,000	11,658
Innovent Biologics, Inc.[b,c,d]	2,000	9,768
Silergy Corp.	1,000	9,433
Hangzhou Tigermed Consulting Co., Ltd. A Shares	1,000	9,141
Centre Testing International Group Co., Ltd. A Shares	3,200	8,184
Zhejiang HangKe Technology, Inc. Co. A Shares	1,939	6,959
China Conch Venture Holdings, Ltd.	7,500	6,397
OPT Machine Vision Tech Co., Ltd. A Shares	409	6,376
Morimatsu International Holdings Co., Ltd.[c,d]	6,000	4,390

Total China/Hong Kong		538,632

INDIA: 19.5%
Bandhan Bank, Ltd.[b,d]	27,464	83,211
Shriram Finance, Ltd.	3,455	79,856
Indus Towers, Ltd.[c]	13,037	30,096
Phoenix Mills, Ltd.	954	20,844
Mahindra & Mahindra, Ltd.	991	18,548
UNO Minda, Ltd.	930	6,714
Marico, Ltd.	895	6,053

Total India		245,322

TAIWAN: 9.2%
Elite Material Co., Ltd.	2,000	26,517
M31 Technology Corp.	1,000	24,814
Andes Technology Corp.	2,000	24,535
Sporton International, Inc.	2,000	15,644
Poya International Co., Ltd.	1,000	14,932
Formosa Sumco Technology Corp.	2,000	8,891

Total Taiwan		115,333

SOUTH KOREA: 6.8%
Samsung SDI Co., Ltd.	110	41,737
Eugene Technology Co., Ltd.	670	19,141
Solus Advanced Materials Co., Ltd.	664	14,344
Ecopro BM Co., Ltd.	54	10,124
LG Energy Solution, Ltd.[c]	2	706

Total South Korea		86,052

BRAZIL: 6.7%
YDUQS Participacoes SA	10,400	41,286
B3 SA - Brasil Bolsa Balcao	13,900	34,131
NU Holdings, Ltd. Class Ac	1,160	8,410

Total Brazil		83,827

	Shares	Value

SAUDI ARABIA: 2.8%
Saudi Tadawul Group Holding Co.	693	$35,662

Total Saudi Arabia		35,662

POLAND: 2.8%
InPost SAc	1,633	19,018
Jeronimo Martins SGPS SA	734	16,522

Total Poland		35,540

UNITED STATES: 2.8%
Micron Technology, Inc.	514	34,967

Total United States		34,967

VIETNAM: 1.4%
Nam Long Investment Corp.	12,600	18,144

Total Vietnam		18,144

JORDAN: 1.2%
Hikma Pharmaceuticals PLC	611	15,571

Total Jordan		15,571

ROMANIA: 1.2%
Banca Transilvania SAc	3,156	14,846

Total Romania		14,846

ESTONIA: 0.8%
Enefit Green AS	2,313	9,840

Total Estonia		9,840

CHILE: 0.7%
Aguas Andinas SA Class A	29,527	8,857

Total Chile		8,857

BANGLADESH: 0.7%
BRAC Bank, Ltd.	17,844	5,260
GrameenPhone, Ltd.	1,302	3,090

Total Bangladesh		8,350

TOTAL COMMON EQUITIES		1,250,943

(Cost $1,240,011)

PREFERRED EQUITIES: 0.5%

SOUTH KOREA: 0.5%
Samsung SDI Co., Ltd., Pfd.	31	5,617

Total South Korea		5,617

TOTAL PREFERRED EQUITIES		5,617

(Cost $6,041)

matthewsasia.com | 800.789.ASIA	1

Matthews Emerging Markets Sustainable Future Active ETF	September 30, 2023

Schedule of Investments[a] (unaudited) (continued)

SHORT-TERM INVESTMENTS: 1.4%

	Shares	Value

MONEY MARKET FUNDS: 1.4%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.22%[e]	17,950	17,950

(Cost $17,950)

TOTAL INVESTMENTS: 101.2%		$1,274,510
(Cost $1,264,002)

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (1.2%)		(14,515)

NET ASSETS: 100.0%		$1,259,995

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2023, the aggregate value is $256,329, which is 20.34% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Rate shown is the current yield as of September 30, 2023.

ADR	American Depositary Receipt

Pfd.	Preferred

2	MATTHEWS ASIA FUNDS